SHARE CAPITAL - Disclosure of number and weighted average remaining contractual life of outstanding share options (Details)	12 Months Ended
	Nov. 30, 2022 share $ / shares	Nov. 30, 2021 share	Nov. 30, 2020 share
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Numbers of options outstanding	4,025,000	4,225,000	2,950,000
Numbers of options exercisable	4,025,000
Weighted average remaining contractual life (year)	2 years 10 days
Weighted average exercise price | $ / shares	$ 0.66
January 15, 2024 [Member] | Exercise Price 0.60 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	$ 0.6
Numbers of options outstanding	2,050,000
Numbers of options exercisable	2,050,000
Weighted average remaining contractual life (year)	6 months 25 days
Weighted average exercise price | $ / shares	$ 0.31
March 20, 2024 [Member] | Exercise Price 0.60 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	$ 0.6
Numbers of options outstanding	150,000
Numbers of options exercisable	150,000
Weighted average remaining contractual life (year)	18 days
Weighted average exercise price | $ / shares	$ 0.02
November 28, 2024 [Member] | Exercise Price 0.50 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	$ 0.5
Numbers of options outstanding	125,000
Numbers of options exercisable	125,000
Weighted average remaining contractual life (year)	21 days
Weighted average exercise price | $ / shares	$ 0.02
January 21, 2026 [Member] | Exercise Price 0.75 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	$ 0.75
Numbers of options outstanding	1,550,000
Numbers of options exercisable	1,550,000
Weighted average remaining contractual life (year)	1 year 2 months 15 days
Weighted average exercise price | $ / shares	$ 0.29
June 10, 2026 [Member] | Exercise Price 0.50 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	$ 0.5
Numbers of options outstanding	150,000
Numbers of options exercisable	150,000
Weighted average remaining contractual life (year)	1 month 17 days
Weighted average exercise price | $ / shares	$ 0.02